3. NOTE RECEIVABLE	3 Months Ended
Mar. 31, 2016
Notes to Financial Statements
3. NOTE RECEIVABLE

NOTE 3  NOTE RECEIVABLE

On March 24, 2016, the Company entered into an agreement with Santino Walter Productions, LLC ("SWP") in which the Company purchased a Senior Secured Promissory Note ("Note”) with a principle amount of $156,000 for a purchase price of $130,000. The funds are solely to be used by SWP for costs related to the Denver Annual 420 Rally ("420 Rally"). The Note matures in 60 days and is secured against all assets of SWP. The Company also entered into License and Letter Agreements with SWP pursuant to which  the Company will earn a 50% licensing fee on all ticket sales and sponsorship sales, along with 15% of all booth sales, of the 420 Rally. The Company is obligated to provide the ticketing system and cover all activation costs related to the tickets. The first $130,000 in revenue received related to the 420 Rally will to be used to cover the remaining costs of talent for the event; the next $156,000 in revenue will be used to repay the Note. All proceeds from ticket sales and sponsorships will be held by the Company initially; after payment of the Note, and all fees earned by the Company under the agreement, the remaining proceeds will then be distributed to SWP. All talent booked by SWP for the 420 Rally will be required to create a MassRoots profile, which can be waived at the Company's sole discretion. The Company also retains the right to participate in a materially similar transaction related to the 420 Rally every year through 2020.